Acquisitions, business combinations, investments (including debt securities) and purchases of intangible assets	3 Months Ended
Mar. 31, 2023
Acquisitions, business combinations, investments (including debt securities) and purchases of intangible assets
Acquisitions, business combinations, investments (including debt securities) and purchases of intangible assets

2.    Acquisitions, business combinations, investments (including debt securities) and purchases of intangible assets

The Company completed acquisitions, investments (including debt securities) and the purchase of intangible assets in the amount of €50,081 and €82,706 for the three months ended March 31, 2023 and 2022, respectively.

On August 24, 2022 (Acquisition Date), the Company completed a business combination among Fresenius Health Partners, Inc. (FHP), the value-based care division of the Company’s wholly-owned subsidiary Fresenius Medical Care Holdings, Inc., with InterWell Health LLC, a physician organization driving innovation in the kidney care space in the U.S., and Cricket Health, Inc. (Cricket), a U.S. provider of value-based kidney care with a patient engagement and data platform. The new company, InterWell Topco L.P. (NewCo), operates under the InterWell Health brand.

This business combination was conducted as a non-cash transaction. The contributions of the net assets of InterWell Health LLC and Cricket were accounted for as a business combination in accordance with IFRS 3. The Company’s contribution of the net assets of FHP was recorded under common control at their respective carrying values at the Acquisition Date and the reduction of the Company’s interest in FHP, in exchange for net assets received of InterWell Health LLC and Cricket, was accounted for as an equity transaction. Upon consummation of the business combination described above, the Company holds approximately 75% of NewCo. The former owners of Cricket and InterWell Health LLC hold approximately 17% and 8%, respectively, as noncontrolling interests in NewCo.

The Company is in the process of reviewing and finalizing the information necessary for the purchase price allocation, including, but not limited to, the final capital interest allocation. Any adjustments to acquisition accounting, net of related income tax effects, will be recorded with a corresponding adjustment to goodwill within one year from the Acquisition Date. Goodwill initially recorded in connection with the transaction was $703,070 (€707,742), which has subsequently been reduced by $43,519 (€43,809) during the fourth quarter of 2022 to account for changes in the purchase price allocation.